Other Operating Expenses - Schedule of General and Administration Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	$ 4,888	$ 3,745
Salaries and benefits [Member]
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	2,028	1,575
Share-based compensation [Member]
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	601	420
Office and administration [Member]
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	1,060	918
Professional fees [Member]
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	1,084	677
Other expenses [Member]
Schedule of General and Administration Expenses [Line Items]
General and administrative expense	$ 115	$ 155